DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.4%
Basic Materials - 3.6%
Chemicals - 1.7%
Ashland LLC, 144A,
3.375%, 9/1/31	$1,774,000	$1,521,693
ASP Unifrax Holdings, Inc.
144A, 5.25%, 9/30/28	3,112,000	2,815,644
144A, 7.50%, 9/30/29 (a)	1,671,000	1,224,093
Axalta Coating Systems LLC,
144A, 3.375%, 2/15/29 (a)	2,795,000	2,465,190
Chemours Co.
5.375%, 5/15/27 (a)	2,004,000	1,995,944
144A, 5.75%, 11/15/28	3,203,000	3,164,196
144A, 4.625%, 11/15/29	2,748,000	2,490,485
Consolidated Energy Finance SA
144A, 6.50%, 5/15/26	1,602,000	1,605,759
144A, 5.625%, 10/15/28	2,103,000	1,928,125
INEOS Quattro Finance 2 PLC,
144A, 3.375%, 1/15/26	1,971,000	1,827,974
Methanex Corp.
5.125%, 10/15/27	3,117,000	3,015,760
5.25%, 12/15/29 (a)	2,792,000	2,681,953
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	4,168,000	4,110,127
144A, 5.00%, 5/1/25	2,166,000	2,139,434
144A, 5.25%, 6/1/27	4,293,000	4,183,400
144A, 4.25%, 5/15/29 (a)	2,329,000	2,073,509
Olin Corp.
5.125%, 9/15/27	2,003,000	2,007,336
5.625%, 8/1/29	2,681,000	2,714,875
5.00%, 2/1/30	2,164,000	2,120,211
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	3,243,000	2,967,621
144A, 6.25%, 10/1/29 (a)	1,733,000	1,369,496
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	4,526,000	4,217,146
144A, 6.625%, 5/1/29 (a)	2,843,000	2,550,370
Tronox, Inc.,
144A, 4.625%, 3/15/29	4,336,000	3,983,830
Valvoline, Inc.
144A, 4.25%, 2/15/30	2,239,000	2,046,155
144A, 3.625%, 6/15/31	2,421,000	2,156,960
WR Grace Holdings LLC
144A, 4.875%, 6/15/27 (a)	3,185,000	2,981,224
144A, 5.625%, 8/15/29	4,627,000	3,805,707

(Cost $79,366,488)		72,164,217

Forest Products & Paper - 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $3,556,156)	3,488,000	3,198,548

Iron/Steel - 0.5%
Cleveland-Cliffs, Inc.
144A, 6.75%, 3/15/26	3,886,000	4,055,896
5.875%, 6/1/27	2,133,000	2,121,727
144A, 4.625%, 3/1/29 (a)	1,962,000	1,834,009
144A, 4.875%, 3/1/31 (a)	1,971,000	1,863,186
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	2,832,000	2,930,908
144A, 8.00%, 11/1/27	2,529,000	2,610,611
144A, 8.50%, 5/1/30	2,529,000	2,569,300
United States Steel Corp.,
6.875%, 3/1/29 (a)	2,957,000	2,980,345

(Cost $21,634,668)		20,965,982

Mining - 1.3%
Alcoa Nederland Holding BV
144A, 5.50%, 12/15/27	3,327,000	3,353,150
144A, 6.125%, 5/15/28	1,897,000	1,928,959
144A, 4.125%, 3/31/29	1,897,000	1,810,317
Arconic Corp.
144A, 6.00%, 5/15/25	3,189,000	3,276,698
144A, 6.125%, 2/15/28	3,623,000	3,576,844
Constellium SE,
144A, 3.75%, 4/15/29	1,951,000	1,712,510
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	2,949,000	3,008,703
144A, 4.50%, 9/15/27	2,522,000	2,433,654
144A, 5.875%, 4/15/30	2,760,000	2,705,849
144A, 4.375%, 4/1/31	6,154,000	5,498,691
144A, 6.125%, 4/15/32	3,325,000	3,295,856
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	2,269,000	2,020,703
144A, 6.125%, 4/1/29 (a)	2,564,000	2,302,523
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	2,147,000	1,971,730
144A, 4.50%, 6/1/31	2,193,000	1,906,680
Novelis Corp.
144A, 3.25%, 11/15/26	2,872,000	2,641,996
144A, 4.75%, 1/30/30	6,456,000	6,126,744
144A, 3.875%, 8/15/31	3,027,000	2,649,094

(Cost $56,805,336)		52,220,701

Communications - 19.4%
Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc.
144A, 5.125%, 8/15/27	5,346,000	4,930,616
144A, 7.75%, 4/15/28	3,973,000	3,350,053
144A, 7.50%, 6/1/29	4,205,000	3,424,531
CMG Media Corp.,
144A, 8.875%, 12/15/27	4,151,000	3,770,125
Lamar Media Corp.
3.75%, 2/15/28	2,276,000	2,139,440
4.00%, 2/15/30	2,464,000	2,287,964
3.625%, 1/15/31	2,225,000	1,982,336
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 6.25%, 6/15/25	1,498,000	1,493,152

144A, 5.00%, 8/15/27	2,566,000	2,418,583
144A, 4.25%, 1/15/29	2,186,000	1,889,874
144A, 4.625%, 3/15/30	2,021,000	1,739,202
Stagwell Global LLC,
144A, 5.625%, 8/15/29	4,432,000	3,993,520

(Cost $38,018,218)		33,419,396

Internet - 1.3%
Arches Buyer, Inc.
144A, 4.25%, 6/1/28	3,835,000	3,506,341
144A, 6.125%, 12/1/28	2,003,000	1,685,474
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	2,404,000	2,394,432
144A, 3.50%, 3/1/29	3,312,000	3,069,851
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	1,666,000	1,624,850
144A, 4.625%, 6/1/28	1,851,000	1,728,344
144A, 4.125%, 8/1/30	2,201,000	1,970,062
144A, 3.625%, 10/1/31	2,187,000	1,847,851
NortonLifeLock, Inc.,
144A, 5.00%, 4/15/25	4,081,000	4,081,061
Photo Holdings Merger Sub, Inc.,
144A, 8.50%, 10/1/26	3,270,000	2,786,874
Twitter, Inc.
144A, 3.875%, 12/15/27 (a)	2,747,000	2,650,525
144A, 5.00%, 3/1/30	4,142,000	4,116,133
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	3,997,000	4,112,683
144A, 8.00%, 11/1/26	6,115,000	6,330,798
144A, 7.50%, 9/15/27	5,451,000	5,640,804
144A, 6.25%, 1/15/28 (a)	1,885,000	1,900,372
144A, 4.50%, 8/15/29 (a)	5,876,000	5,308,467

(Cost $58,697,530)		54,754,922

Media - 9.8%
Altice Financing SA
144A, 5.00%, 1/15/28	4,817,000	4,368,080
144A, 5.75%, 8/15/29	8,481,000	7,605,634
AMC Networks, Inc.
5.00%, 4/1/24	1,576,000	1,573,660
4.75%, 8/1/25	3,262,000	3,219,154
4.25%, 2/15/29 (a)	3,903,000	3,554,942
Audacy Capital Corp.
144A, 6.50%, 5/1/27 (a)	1,828,000	1,195,667
144A, 6.75%, 3/31/29	2,341,000	1,464,518
Cable One, Inc.,
144A, 4.00%, 11/15/30 (a)	2,604,000	2,310,571
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.50%, 5/1/26	3,351,000	3,362,176
144A, 5.125%, 5/1/27	12,830,000	12,655,448
144A, 5.00%, 2/1/28	10,172,000	9,854,125
144A, 5.375%, 6/1/29	6,123,000	5,924,002
144A, 4.75%, 3/1/30	12,681,000	11,759,281
144A, 4.50%, 8/15/30	11,017,000	9,964,160
144A, 4.25%, 2/1/31	12,018,000	10,621,328
144A, 4.75%, 2/1/32	4,977,000	4,448,691
4.50%, 5/1/32	11,792,000	10,379,318
144A, 4.50%, 6/1/33	7,080,000	6,102,075
144A, 4.25%, 1/15/34	8,114,000	6,734,539
CSC Holdings LLC
5.25%, 6/1/24	2,861,000	2,831,045
144A, 5.50%, 4/15/27	5,510,000	5,523,885
144A, 5.375%, 2/1/28	4,206,000	4,003,145
144A, 7.50%, 4/1/28	4,122,000	3,841,086
144A, 6.50%, 2/1/29	7,184,000	7,068,876
144A, 5.75%, 1/15/30	9,064,000	7,517,138
144A, 4.125%, 12/1/30	4,407,000	3,790,152
144A, 4.625%, 12/1/30	9,478,000	7,461,745
144A, 3.375%, 2/15/31	4,353,000	3,537,879
144A, 4.50%, 11/15/31	6,009,000	5,156,353
144A, 5.00%, 11/15/31	1,971,000	1,557,681
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	12,305,000	4,081,753
144A, 6.625%, 8/15/27	6,967,000	1,341,147
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,
144A, 5.875%, 8/15/27	15,086,000	14,252,197
DISH DBS Corp.
5.875%, 11/15/24	7,979,000	7,351,731
7.75%, 7/1/26	8,017,000	6,868,565
144A, 5.25%, 12/1/26	11,141,000	9,441,199
7.375%, 7/1/28 (a)	4,013,000	3,126,970
144A, 5.75%, 12/1/28	10,114,000	8,292,216
5.125%, 6/1/29	6,313,000	4,466,321
Gray Escrow II, Inc.,
144A, 5.375%, 11/15/31	5,013,000	4,556,642
Gray Television, Inc.
144A, 5.875%, 7/15/26	3,561,000	3,517,858
144A, 7.00%, 5/15/27	2,777,000	2,825,348
144A, 4.75%, 10/15/30	3,361,000	2,995,676
iHeartCommunications, Inc.
6.375%, 5/1/26	3,180,004	3,138,664
8.375%, 5/1/27	5,999,575	5,614,102
144A, 5.25%, 8/15/27	3,105,000	2,927,130
144A, 4.75%, 1/15/28	1,954,000	1,764,589
LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	4,564,000	4,606,240
144A, 5.125%, 7/15/29	3,356,000	3,059,028
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	3,532,000	3,213,113
144A, 8.00%, 8/1/29	2,982,000	2,585,548
News Corp.
144A, 3.875%, 5/15/29	4,142,000	3,822,093
144A, 5.125%, 2/15/32	1,971,000	1,881,674
Nexstar Media, Inc.
144A, 5.625%, 7/15/27	7,412,000	7,427,713
144A, 4.75%, 11/1/28	3,949,000	3,727,165

Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	3,641,000	3,381,561
144A, 6.50%, 9/15/28	4,091,000	3,406,985
Scripps Escrow II, Inc.
144A, 3.875%, 1/15/29	2,041,000	1,852,136
144A, 5.375%, 1/15/31 (a)	2,181,000	1,914,918
Sinclair Television Group, Inc.
144A, 5.125%, 2/15/27	1,609,000	1,415,593
144A, 5.50%, 3/1/30	2,009,000	1,652,413
144A, 4.125%, 12/1/30	3,185,000	2,715,595
Sirius XM Radio, Inc.
144A, 3.125%, 9/1/26	3,830,000	3,620,901
144A, 5.00%, 8/1/27	6,151,000	6,127,995
144A, 4.00%, 7/15/28	8,210,000	7,625,653
144A, 5.50%, 7/1/29	5,030,000	5,002,486
144A, 4.125%, 7/1/30	6,223,000	5,638,069
144A, 3.875%, 9/1/31	6,113,000	5,382,985
TEGNA, Inc.
144A, 4.75%, 3/15/26	2,168,000	2,151,620
4.625%, 3/15/28	4,006,000	3,920,051
5.00%, 9/15/29 (a)	4,607,000	4,517,398
Telenet Finance Luxembourg Notes SARL,
144A, 5.50%, 3/1/28	3,800,000	3,591,000
Univision Communications, Inc.
144A, 5.125%, 2/15/25	5,927,000	5,897,602
144A, 6.625%, 6/1/27	6,259,000	6,284,563
144A, 4.50%, 5/1/29 (a)	4,206,000	3,843,275
UPC Broadband Finco BV,
144A, 4.875%, 7/15/31	4,877,000	4,479,220
UPC Holding BV,
144A, 5.50%, 1/15/28	2,479,000	2,347,365
Videotron Ltd.
144A, 5.375%, 6/15/24	2,432,000	2,449,681
144A, 5.125%, 4/15/27	2,409,500	2,352,021
144A, 3.625%, 6/15/29	1,971,000	1,690,261
Virgin Media Finance PLC,
144A, 5.00%, 7/15/30	3,945,000	3,529,118
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	5,576,000	5,490,380
144A, 4.50%, 8/15/30	3,666,000	3,321,579
VZ Secured Financing BV,
144A, 5.00%, 1/15/32	6,245,000	5,657,580
Ziggo Bond Co. BV
144A, 6.00%, 1/15/27	2,604,000	2,543,913
144A, 5.125%, 2/28/30	1,975,000	1,763,152
Ziggo BV,
144A, 4.875%, 1/15/30	4,070,000	3,774,925

(Cost $467,290,934)		405,613,030

Telecommunications - 7.5%
Altice France Holding SA
144A, 10.50%, 5/15/27	6,322,000	6,254,260
144A, 6.00%, 2/15/28	4,958,000	4,136,236
Altice France SA
144A, 8.125%, 2/1/27	7,670,000	7,706,586
144A, 5.50%, 1/15/28	4,273,000	3,810,533
144A, 5.125%, 1/15/29	2,086,000	1,783,530
144A, 5.125%, 7/15/29	10,036,000	8,779,493
144A, 5.50%, 10/15/29	8,075,000	7,020,082
Avaya, Inc.,
144A, 6.125%, 9/15/28	4,133,000	2,888,924
C&W Senior Financing DAC,
144A, 6.875%, 9/15/27	4,894,000	4,597,668
CommScope Technologies LLC
144A, 6.00%, 6/15/25	5,208,000	4,859,544
144A, 5.00%, 3/15/27	3,005,000	2,516,642
CommScope, Inc.
144A, 6.00%, 3/1/26	5,894,000	5,771,699
144A, 8.25%, 3/1/27	4,112,000	3,603,140
144A, 7.125%, 7/1/28 (a)	2,804,000	2,376,096
144A, 4.75%, 9/1/29	5,301,000	4,671,506
Connect Finco SARL / Connect US Finco LLC,
144A, 6.75%, 10/1/26	8,363,000	8,025,971
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	1,639,000	1,437,714
144A, 6.50%, 10/1/28	2,985,000	2,595,816
DKT Finance ApS,
144A, 9.375%, 6/17/23	1,930,000	1,905,875
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	4,534,000	4,470,705
144A, 5.00%, 5/1/28	6,286,000	5,858,552
144A, 6.75%, 5/1/29	3,985,000	3,519,014
5.875%, 11/1/29	3,013,436	2,549,804
144A, 6.00%, 1/15/30	4,059,000	3,457,030
144A, 8.75%, 5/15/30	5,000,000	5,266,375
Hughes Satellite Systems Corp.
5.25%, 8/1/26	2,723,000	2,716,261
6.625%, 8/1/26	3,290,500	3,248,859
Iliad Holding SASU
144A, 6.50%, 10/15/26	4,868,000	4,713,611
144A, 7.00%, 10/15/28	3,702,000	3,574,522
Intelsat Jackson Holdings SA,
144A, 6.50%, 3/15/30	12,168,000	11,407,500
Level 3 Financing, Inc.
5.375%, 5/1/25	3,035,000	3,035,000
5.25%, 3/15/26	3,535,000	3,477,503
144A, 4.625%, 9/15/27	4,216,000	3,889,323
144A, 4.25%, 7/1/28	4,930,000	4,348,038
144A, 3.625%, 1/15/29	3,232,000	2,733,319
144A, 3.75%, 7/15/29	3,766,000	3,218,753
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	2,777,000	2,849,702
Series Y, 7.50%, 4/1/24	3,703,000	3,840,752
5.625%, 4/1/25	3,024,000	3,008,880
144A, 5.125%, 12/15/26	5,028,000	4,659,925
144A, 4.00%, 2/15/27	4,927,000	4,552,154
144A, 4.50%, 1/15/29	3,960,000	3,260,812

144A, 5.375%, 6/15/29	3,903,000	3,349,594
Nokia OYJ,
4.375%, 6/12/27	2,026,000	1,999,125
Sprint Corp.
7.875%, 9/15/23	16,675,000	17,533,763
7.125%, 6/15/24	9,789,000	10,401,694
7.625%, 2/15/25	6,507,000	7,051,766
7.625%, 3/1/26	6,133,000	6,813,763
Switch Ltd.
144A, 3.75%, 9/15/28	2,365,000	2,379,888
144A, 4.125%, 6/15/29	2,351,000	2,375,321
Telecom Italia SpA,
144A, 5.303%, 5/30/24	6,009,000	6,104,333
Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	2,051,000	1,456,825
144A, 4.875%, 6/1/27	1,619,000	1,095,958
144A, 6.50%, 10/15/27	1,983,000	940,705
T-Mobile USA, Inc.
2.25%, 2/15/26	4,105,000	3,844,004
2.625%, 4/15/26	4,443,000	4,222,238
5.375%, 4/15/27	2,080,000	2,124,720
4.75%, 2/1/28	6,454,000	6,488,287
2.625%, 2/15/29	4,231,000	3,775,512
3.375%, 4/15/29	5,130,000	4,762,884
2.875%, 2/15/31	4,187,000	3,680,415
3.50%, 4/15/31 (a)	5,298,000	4,880,994
VEON Holdings BV
144A, 4.95%, 6/16/24	2,076,000	1,691,940
144A, 4.00%, 4/9/25	4,039,000	3,069,640
144A, 3.375%, 11/25/27	5,125,000	3,203,125
Viasat, Inc.
144A, 5.625%, 9/15/25	2,670,000	2,549,850
144A, 5.625%, 4/15/27	2,495,000	2,407,962
144A, 6.50%, 7/15/28	1,680,000	1,418,130
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	5,648,000	4,979,277
144A, 4.75%, 7/15/31	5,584,000	5,081,440
Windstream Escrow LLC / Windstream Escrow Finance Corp.,
144A, 7.75%, 8/15/28 (a)	5,762,000	5,301,040
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	6,679,000	5,839,450
144A, 6.125%, 3/1/28	4,062,000	3,256,729

(Cost $346,852,986)		312,478,081

Consumer, Cyclical - 20.8%
Airlines - 1.2%
Air Canada,
144A, 3.875%, 8/15/26	4,931,000	4,602,719
American Airlines Group, Inc.,
144A, 3.75%, 3/1/25 (a)	1,924,000	1,712,870
American Airlines, Inc.,
144A, 11.75%, 7/15/25	10,234,000	11,641,175
Delta Air Lines, Inc.
2.90%, 10/28/24	3,841,000	3,730,571
7.375%, 1/15/26 (a)	4,120,000	4,448,652
4.375%, 4/19/28 (a)	1,971,000	1,872,322
3.75%, 10/28/29	2,465,000	2,181,365
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,
144A, 5.75%, 1/20/26	4,807,506	4,747,004
United Airlines, Inc.
144A, 4.375%, 4/15/26	8,012,000	7,766,592
144A, 4.625%, 4/15/29	8,312,000	7,824,086

(Cost $53,707,686)		50,527,356

Apparel - 0.2%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	3,463,000	3,460,593
144A, 4.875%, 5/15/26	3,763,000	3,729,114
Levi Strauss & Co.,
144A, 3.50%, 3/1/31 (a)	2,059,000	1,812,054

(Cost $9,605,911)		9,001,761

Auto Manufacturers - 3.4%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	1,867,000	1,791,790
144A, 5.875%, 6/1/29	1,959,000	1,956,003
144A, 3.75%, 1/30/31	4,052,000	3,475,959
Ford Motor Co.
9.00%, 4/22/25	3,966,000	4,421,413
4.346%, 12/8/26 (a)	6,462,000	6,309,626
9.625%, 4/22/30	1,675,000	2,035,852
3.25%, 2/12/32	10,336,000	8,689,806
Ford Motor Credit Co. LLC
4.375%, 8/6/23	4,103,000	4,110,552
3.37%, 11/17/23	3,656,000	3,617,155
3.81%, 1/9/24	3,389,000	3,376,122
5.584%, 3/18/24	5,716,000	5,810,428
3.664%, 9/8/24	3,451,000	3,374,421
4.063%, 11/1/24	5,815,000	5,707,722
2.30%, 2/10/25	5,278,000	4,926,683
4.687%, 6/9/25	2,472,000	2,443,374
5.125%, 6/16/25	7,061,000	7,080,859
4.134%, 8/4/25	5,684,000	5,548,010
3.375%, 11/13/25	8,175,000	7,848,000
GMTN,
4.389%, 1/8/26	5,058,000	4,901,518
4.542%, 8/1/26	3,168,000	3,092,681
2.70%, 8/10/26	5,494,000	4,969,725
4.271%, 1/9/27	4,047,000	3,880,770
4.95%, 5/28/27	6,055,000	6,034,186
4.125%, 8/17/27	4,957,000	4,703,821
3.815%, 11/2/27	3,311,000	3,065,169
2.90%, 2/16/28	2,736,000	2,386,804
2.90%, 2/10/29	3,294,000	2,825,873
5.113%, 5/3/29	5,842,000	5,702,143
4.00%, 11/13/30	6,772,000	6,097,340
3.625%, 6/17/31	4,006,000	3,470,999

Jaguar Land Rover Automotive PLC
144A, 7.75%, 10/15/25	3,287,000	3,263,564
144A, 4.50%, 10/1/27	2,000,000	1,615,768
144A, 5.875%, 1/15/28	2,407,000	2,008,237
144A, 5.50%, 7/15/29	2,146,000	1,677,936

(Cost $154,881,214)		142,220,309

Auto Parts & Equipment - 1.4%
Adient Global Holdings Ltd.,
144A, 4.875%, 8/15/26 (a)	3,112,000	2,900,384
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	2,042,000	1,943,759
6.875%, 7/1/28 (a)	1,609,000	1,543,104
5.00%, 10/1/29 (a)	2,442,000	2,174,589
Clarios Global LP,
144A, 6.75%, 5/15/25	1,963,000	1,979,563
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	3,450,000	3,464,939
144A, 8.50%, 5/15/27	7,812,000	7,806,141
Dana Financing Luxembourg SARL,
144A, 5.75%, 4/15/25	1,846,000	1,830,254
Dana, Inc.
5.375%, 11/15/27	1,691,000	1,608,778
5.625%, 6/15/28	1,433,000	1,390,970
4.25%, 9/1/30	1,613,000	1,409,359
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	3,398,000	3,557,298
5.00%, 5/31/26 (a)	3,653,000	3,589,072
4.875%, 3/15/27 (a)	2,742,000	2,637,256
5.00%, 7/15/29 (a)	3,447,000	3,170,051
5.25%, 4/30/31 (a)	2,203,000	2,008,894
5.25%, 7/15/31 (a)	2,372,000	2,162,908
5.625%, 4/30/33	1,916,000	1,714,226
Tenneco, Inc.
5.00%, 7/15/26 (a)	1,959,000	1,840,353
144A, 7.875%, 1/15/29	2,183,000	2,190,662
144A, 5.125%, 4/15/29	3,201,000	3,140,981
ZF North America Capital, Inc.,
144A, 4.75%, 4/29/25	4,561,000	4,468,868

(Cost $63,051,676)		58,532,409

Distribution/Wholesale - 0.3%
American Builders & Contractors Supply Co., Inc.
144A, 4.00%, 1/15/28 (a)	2,887,000	2,723,076
144A, 3.875%, 11/15/29	1,486,000	1,326,218
Avient Corp.,
144A, 5.75%, 5/15/25	2,507,000	2,541,326
H&E Equipment Services, Inc.,
144A, 3.875%, 12/15/28	5,228,000	4,571,625
Wesco Aircraft Holdings, Inc.,
144A, 13.125%, 11/15/27	2,044,000	756,280

(Cost $14,142,760)		11,918,525

Entertainment - 3.4%
AMC Entertainment Holdings, Inc.
144A, 6/15/26 (a)	6,096,730	4,683,599
144A, 7.50%, 2/15/29	3,934,000	3,609,445
Banijay Entertainment SASU,
144A, 5.375%, 3/1/25	1,506,000	1,468,337
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	13,574,000	13,753,177
144A, 8.125%, 7/1/27 (a)	7,409,000	7,549,401
144A, 4.625%, 10/15/29	4,823,000	4,123,617
Caesars Resort Collection LLC / CRC Finco, Inc.,
144A, 5.75%, 7/1/25	4,268,000	4,290,258
CDI Escrow Issuer, Inc.,
144A, 5.75%, 4/1/30	4,807,000	4,716,845
Cedar Fair LP,5.25%, 7/15/29 (a)	1,959,000	1,883,461
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	4,218,000	4,287,365
5.375%, 4/15/27 (a)	1,934,000	1,890,949
Churchill Downs, Inc.
144A, 5.50%, 4/1/27	2,522,000	2,534,030
144A, 4.75%, 1/15/28	2,910,000	2,764,500
Cinemark USA, Inc.
144A, 5.875%, 3/15/26	1,600,000	1,520,800
144A, 5.25%, 7/15/28 (a)	3,082,000	2,774,725
International Game Technology PLC
144A, 6.50%, 2/15/25	4,353,000	4,461,694
144A, 4.125%, 4/15/26	3,010,000	2,912,536
144A, 6.25%, 1/15/27	3,006,000	3,104,507
144A, 5.25%, 1/15/29	3,010,000	2,943,539
Lions Gate Capital Holdings LLC,
144A, 5.50%, 4/15/29	4,060,000	3,539,203
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	2,861,000	2,841,273
144A, 6.50%, 5/15/27	4,787,000	4,963,545
144A, 4.75%, 10/15/27 (a)	3,628,000	3,469,710
144A, 3.75%, 1/15/28	2,126,000	1,957,913
Mohegan Gaming & Entertainment
144A, 7.875%, 10/15/24	1,924,000	1,983,577
144A, 8.00%, 2/1/26	4,822,000	4,466,377
Penn National Gaming, Inc.
144A, 5.625%, 1/15/27 (a)	1,662,000	1,536,369
144A, 4.125%, 7/1/29	1,618,000	1,327,723
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	3,027,000	2,399,488
144A, 5.875%, 9/1/31	3,076,000	2,418,505
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
144A, 4.625%, 4/16/29	3,990,000	3,405,843
Scientific Games International, Inc.
144A, 8.625%, 7/1/25	1,888,000	1,994,842
144A, 7.00%, 5/15/28	2,914,000	2,901,936
144A, 7.25%, 11/15/29 (a)	2,004,000	1,994,782

Six Flags Entertainment Corp.
144A, 4.875%, 7/31/24	3,968,000	3,904,274
144A, 5.50%, 4/15/27	1,851,000	1,807,742
Six Flags Theme Parks, Inc.,
144A, 7.00%, 7/1/25	3,318,000	3,437,846
Vail Resorts, Inc.,
144A, 6.25%, 5/15/25	2,421,000	2,492,081
WMG Acquisition Corp.
144A, 3.75%, 12/1/29	2,110,000	1,937,835
144A, 3.875%, 7/15/30	2,364,000	2,178,981
144A, 3.00%, 2/15/31	3,237,000	2,778,964
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	2,608,000	2,653,836
144A, 5.125%, 10/1/29	3,005,000	2,663,827

(Cost $151,535,692)		140,329,257

Food Service - 0.4%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	2,321,000	2,321,940
144A, 6.375%, 5/1/25	5,913,000	6,023,691
144A, 5.00%, 2/1/28 (a)	4,834,000	4,714,455
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	2,143,000	1,967,038
144A, 10.50%, 5/15/29	2,499,000	2,248,001

(Cost $18,328,096)		17,275,125

Home Builders - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
144A, 4.625%, 4/1/30	1,681,000	1,419,352
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	2,447,000	2,292,166
144A, 4.875%, 2/15/30	1,991,000	1,652,366
Century Communities, Inc.
6.75%, 6/1/27	2,023,000	2,060,830
144A, 3.875%, 8/15/29	2,109,000	1,828,703
Mattamy Group Corp.
144A, 5.25%, 12/15/27	2,016,000	1,864,336
144A, 4.625%, 3/1/30	2,397,000	2,002,298
Meritage Homes Corp.
6.00%, 6/1/25	1,696,000	1,737,344
144A, 3.875%, 4/15/29	1,749,000	1,549,855
Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	2,020,000	2,032,539
144A, 5.75%, 1/15/28	1,920,000	1,904,769
144A, 5.125%, 8/1/30	2,026,000	1,899,983

(Cost $25,096,458)		22,244,541

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
144A, 4.00%, 4/15/29	3,154,000	2,759,025
144A, 3.875%, 10/15/31	3,404,000	2,844,212

(Cost $6,522,346)		5,603,237

Housewares - 0.4%
Newell Brands, Inc.
4.875%, 6/1/25	2,061,000	2,091,271
4.45%, 4/1/26	7,885,000	7,886,577
Scotts Miracle-Gro Co.
4.50%, 10/15/29	1,803,000	1,622,267
4.00%, 4/1/31	2,000,000	1,668,400
4.375%, 2/1/32	1,560,000	1,294,800

(Cost $16,178,869)		14,563,315

Leisure Time - 2.5%
Carnival Corp.
144A, 10.50%, 2/1/26	3,105,000	3,347,966
144A, 7.625%, 3/1/26 (a)	6,329,000	5,952,424
144A, 5.75%, 3/1/27	13,813,000	12,249,299
144A, 9.875%, 8/1/27	3,520,000	3,737,800
144A, 4.00%, 8/1/28 (a)	9,787,000	8,886,351
144A, 6.00%, 5/1/29	8,088,000	6,848,352
144A, 10.50%, 6/1/30	4,250,000	4,323,865
Life Time, Inc.
144A, 5.75%, 1/15/26	3,945,000	3,803,848
144A, 8.00%, 4/15/26	1,792,000	1,761,411
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	2,322,000	2,088,430
144A, 5.875%, 3/15/26	5,586,000	5,009,106
144A, 5.875%, 2/15/27	3,703,000	3,456,028
144A, 7.75%, 2/15/29	2,802,000	2,523,523
Royal Caribbean Cruises Ltd.
144A, 10.875%, 6/1/23	4,006,000	4,171,368
144A, 9.125%, 6/15/23	4,006,000	4,093,131
144A, 11.50%, 6/1/25	5,577,000	6,055,256
144A, 4.25%, 7/1/26	2,816,000	2,410,116
144A, 5.50%, 8/31/26 (a)	4,006,000	3,522,436
144A, 5.375%, 7/15/27	4,006,000	3,408,856
3.70%, 3/15/28 (a)	2,064,000	1,613,707
144A, 5.50%, 4/1/28	6,148,000	5,199,394
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	2,805,000	3,064,238
144A, 5.875%, 9/15/27	3,426,000	2,912,100
144A, 7.00%, 2/15/29	1,891,000	1,611,586

(Cost $112,324,186)		102,050,591

Lodging - 2.0%
Boyd Gaming Corp.
4.75%, 12/1/27 (a)	4,235,000	4,070,978
144A, 4.75%, 6/15/31	3,674,000	3,366,358
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	1,928,000	1,962,126
144A, 5.75%, 5/1/28	1,863,000	1,902,086
144A, 3.75%, 5/1/29	3,558,000	3,263,575
4.875%, 1/15/30	4,155,000	4,083,534
144A, 4.00%, 5/1/31	4,354,000	4,006,768
144A, 3.625%, 2/15/32	6,081,000	5,334,223

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A, 5.00%, 6/1/29	3,547,000	3,303,108
144A, 4.875%, 7/1/31	1,851,000	1,639,338
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	2,399,000	2,417,232
Marriott Ownership Resorts, Inc.,
144A, 4.50%, 6/15/29	1,971,000	1,754,781
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	4,076,000	3,538,783
144A, 5.25%, 4/26/26 (a)	2,003,000	1,646,656
144A, 5.625%, 7/17/27 (a)	2,631,000	2,096,736
144A, 5.75%, 7/21/28	3,476,000	2,685,210
144A, 5.375%, 12/4/29	4,591,000	3,352,459
MGM Resorts International
6.75%, 5/1/25	3,115,000	3,160,541
5.75%, 6/15/25	2,501,000	2,514,093
4.625%, 9/1/26	1,857,000	1,741,801
5.50%, 4/15/27	2,587,000	2,503,699
4.75%, 10/15/28	3,130,000	2,855,640
Station Casinos LLC
144A, 4.50%, 2/15/28	3,052,000	2,769,347
144A, 4.625%, 12/1/31	1,951,000	1,658,316
Travel + Leisure Co.
144A, 6.625%, 7/31/26	2,707,000	2,791,798
6.00%, 4/1/27	1,886,000	1,871,657
144A, 4.50%, 12/1/29	2,407,000	2,129,316
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 5.50%, 3/1/25	7,065,000	6,929,105
144A, 5.25%, 5/15/27 (a)	3,606,000	3,351,056

(Cost $94,650,875)		84,700,320

Retail - 4.8%
1011778 BC ULC / New Red Finance, Inc.
144A, 5.75%, 4/15/25 (a)	2,079,000	2,117,420
144A, 3.875%, 1/15/28	5,969,000	5,662,313
144A, 4.375%, 1/15/28	2,963,000	2,792,228
144A, 3.50%, 2/15/29	3,182,000	2,917,910
144A, 4.00%, 10/15/30	11,999,000	10,548,261
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,905,000	1,798,892
144A, 4.625%, 11/15/29	3,071,000	2,833,965
4.75%, 3/1/30	1,818,000	1,653,835
144A, 5.00%, 2/15/32	2,366,000	2,147,133
Bath & Body Works, Inc.
5.25%, 2/1/28	2,003,000	1,917,482
7.50%, 6/15/29	2,203,000	2,279,004
144A, 6.625%, 10/1/30	3,983,000	3,983,000
Carvana Co.
144A, 5.625%, 10/1/25	1,954,000	1,720,692
144A, 5.50%, 4/15/27	2,404,000	1,727,493
144A, 5.875%, 10/1/28 (a)	2,433,000	1,714,997
144A, 4.875%, 9/1/29 (a)	3,029,000	2,022,766
144A, 10.25%, 5/1/30	13,300,000	11,891,929
eG Global Finance PLC
144A, 6.75%, 2/7/25	2,973,000	2,901,930
144A, 8.50%, 10/30/25	2,535,000	2,541,851
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	2,574,000	2,366,960
144A, 5.875%, 4/1/29	3,455,000	3,008,389
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	4,003,000	3,649,595
144A, 6.75%, 1/15/30	5,099,000	4,417,723
FirstCash, Inc.
144A, 4.625%, 9/1/28	1,887,000	1,716,481
144A, 5.625%, 1/1/30	2,336,000	2,231,581
Gap, Inc.
144A, 3.625%, 10/1/29	2,990,000	2,190,683
144A, 3.875%, 10/1/31	3,140,000	2,245,540
Guitar Center, Inc.,
144A, 8.50%, 1/15/26	2,136,000	1,953,433
IRB Holding Corp.,
144A, 7.00%, 6/15/25	3,238,000	3,278,054
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
144A, 4.75%, 6/1/27	3,005,000	2,998,930
LBM Acquisition LLC,
144A, 6.25%, 1/15/29	3,300,000	2,561,372
LCM Investments Holdings II LLC,
144A, 4.875%, 5/1/29	4,156,000	3,550,284
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	1,839,000	1,814,256
144A, 3.875%, 6/1/29	3,153,000	2,921,191
144A, 4.375%, 1/15/31	2,116,000	1,961,818
Macy’s Retail Holdings LLC
144A, 5.875%, 4/1/29 (a)	1,951,000	1,835,959
144A, 5.875%, 3/15/30	1,703,000	1,563,541
144A, 6.125%, 3/15/32	1,774,000	1,595,411
Michaels Cos., Inc.
144A, 5.25%, 5/1/28	3,445,000	2,839,541
144A, 7.875%, 5/1/29	5,227,000	3,754,528
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,003,000	1,928,959
144A, 3.75%, 2/15/31 (a)	2,003,000	1,813,827
NMG Holding Co, Inc. / Neiman Marcus Group LLC,
144A, 7.125%, 4/1/26	4,407,000	4,377,451
Nordstrom, Inc.
4.375%, 4/1/30 (a)	1,928,000	1,712,064
4.25%, 8/1/31	1,799,000	1,520,524
Party City Holdings, Inc.,
144A, 8.75%, 2/15/26	3,110,000	2,362,962
Penske Automotive Group, Inc.
3.50%, 9/1/25	2,036,000	1,997,408
3.75%, 6/15/29 (a)	2,003,000	1,801,228

PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	4,791,000	4,416,128
144A, 7.75%, 2/15/29	4,757,000	4,406,148
QVC, Inc.
4.85%, 4/1/24	2,651,000	2,590,809
4.45%, 2/15/25	2,351,000	2,191,061
4.75%, 2/15/27	2,503,000	2,167,135
4.375%, 9/1/28	1,959,000	1,606,968
Rite Aid Corp.
144A, 7.50%, 7/1/25	2,468,000	2,084,966
144A, 8.00%, 11/15/26	3,460,000	2,834,778
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	2,751,000	2,449,738
144A, 4.875%, 11/15/31	2,044,000	1,768,060
SRS Distribution, Inc.
144A, 4.625%, 7/1/28	2,684,000	2,475,641
144A, 6.125%, 7/1/29	1,908,000	1,639,602
144A, 6.00%, 12/1/29	3,410,000	2,943,597
Staples, Inc.
144A, 7.50%, 4/15/26	8,034,000	7,450,732
144A, 10.75%, 4/15/27 (a)	4,104,000	3,372,606
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
144A, 5.00%, 6/1/31	2,707,000	2,500,952
Yum! Brands, Inc.
144A, 4.75%, 1/15/30	3,562,000	3,433,358
3.625%, 3/15/31	3,888,000	3,444,525
4.625%, 1/31/32	4,487,000	4,218,992
5.375%, 4/1/32	4,156,000	4,086,969

(Cost $224,085,114)		199,225,559

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
144A, 3.375%, 4/1/26	2,582,000	2,485,433
144A, 5.875%, 12/15/27	2,485,000	2,534,066
144A, 3.75%, 4/1/29	2,304,000	2,219,478

(Cost $7,682,766)		7,238,977

Consumer, Non-cyclical - 18.3%
Agriculture - 0.2%
Darling Ingredients, Inc.,
144A, 5.25%, 4/15/27	2,271,000	2,230,724
Vector Group Ltd.
144A, 10.50%, 11/1/26	2,055,000	2,050,664
144A, 5.75%, 2/1/29	3,677,000	3,315,900

(Cost $8,258,021)		7,597,288

Beverages - 0.1%
Primo Water Holdings, Inc.,
144A, 4.375%, 4/30/29
(Cost $3,047,503)	3,085,000	2,689,121

Biotechnology - 0.1%
Grifols Escrow Issuer SA,
144A, 4.75%, 10/15/28
(Cost $2,605,520)	2,760,000	2,527,677

Commercial Services - 4.0%
ADT Security Corp.
4.125%, 6/15/23	2,692,000	2,705,110
144A, 4.125%, 8/1/29	3,847,000	3,429,004
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	7,926,000	7,869,032
144A, 9.75%, 7/15/27	4,188,000	3,934,500
144A, 6.00%, 6/1/29	3,846,000	3,121,798
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,
144A, 4.625%, 6/1/28 (a)	5,013,000	4,490,545
APX Group, Inc.
144A, 6.75%, 2/15/27	2,669,000	2,698,159
144A, 5.75%, 7/15/29 (a)	3,117,000	2,610,347
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 5.75%, 7/15/27 (a)	1,627,000	1,575,750
144A, 4.75%, 4/1/28	2,305,000	2,096,144
144A, 5.375%, 3/1/29 (a)	2,372,000	2,165,885
Block, Inc.
144A, 2.75%, 6/1/26	4,042,000	3,733,595
144A, 3.50%, 6/1/31	4,142,000	3,558,185
Brink’s Co.
144A, 5.50%, 7/15/25	1,598,000	1,600,557
144A, 4.625%, 10/15/27	2,547,000	2,417,816
CoreCivic, Inc.,
8.25%, 4/15/26 (a)	2,704,000	2,791,685
Garda World Security Corp.
144A, 4.625%, 2/15/27	2,208,000	1,990,958
144A, 9.50%, 11/1/27	2,478,000	2,334,672
144A, 6.00%, 6/1/29	2,012,000	1,633,484
Gartner, Inc.
144A, 4.50%, 7/1/28	3,435,000	3,344,745
144A, 3.625%, 6/15/29	2,340,000	2,147,114
144A, 3.75%, 10/1/30	3,154,000	2,930,050
Grand Canyon University,
4.125%, 10/1/24	1,956,000	1,911,990
Herc Holdings, Inc.,
144A, 5.50%, 7/15/27	4,593,000	4,610,155
Hertz Corp.
144A, 4.625%, 12/1/26	2,066,000	1,881,393
144A, 5.00%, 12/1/29	3,968,000	3,479,380
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	4,340,000	4,108,743
144A, 5.75%, 11/1/28 (a)	5,201,000	4,639,050
Nielsen Co. Luxembourg SARL,
144A, 5.00%, 2/1/25 (a)	1,851,000	1,836,394
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	4,083,000	4,057,236
144A, 4.50%, 7/15/29	2,424,000	2,295,830

144A, 5.875%, 10/1/30	2,977,000	2,943,434
144A, 4.75%, 7/15/31	2,662,000	2,555,081
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	3,185,000	3,188,902
144A, 5.75%, 4/15/26	5,466,000	5,412,679
144A, 3.375%, 8/31/27	3,847,000	3,448,932
144A, 6.25%, 1/15/28	5,593,000	5,159,822
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	3,016,000	3,118,484
144A, 7.375%, 9/1/25	3,507,000	3,469,300
Service Corp. International
4.625%, 12/15/27	2,203,000	2,186,326
5.125%, 6/1/29	3,056,000	3,064,287
3.375%, 8/15/30	3,405,000	2,984,483
4.00%, 5/15/31	3,205,000	2,966,997
Sotheby’s,
144A, 7.375%, 10/15/27	3,132,000	3,064,429
United Rentals North America, Inc.
5.50%, 5/15/27	2,023,000	2,068,497
4.875%, 1/15/28	6,753,000	6,727,778
5.25%, 1/15/30	3,085,000	3,095,983
4.00%, 7/15/30	2,977,000	2,770,709
3.875%, 2/15/31	4,682,000	4,267,760
3.75%, 1/15/32	3,035,000	2,733,539
Verscend Escrow Corp.,
144A, 9.75%, 8/15/26	4,438,000	4,574,491
Williams Scotsman International, Inc.,
144A, 4.625%, 8/15/28	2,153,000	2,045,996

(Cost $180,232,891)		165,847,215

Cosmetics/Personal Care - 0.2%
Coty, Inc.
144A, 5.00%, 4/15/26	3,463,000	3,318,402
144A, 6.50%, 4/15/26 (a)	2,357,000	2,255,378
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	3,257,000	3,166,879
144A, 4.125%, 4/1/29	1,971,000	1,794,891

(Cost $11,260,318)		10,535,550

Food - 2.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.25%, 3/15/26	2,927,000	2,764,932
144A, 7.50%, 3/15/26	2,628,000	2,758,730
144A, 4.625%, 1/15/27	5,298,000	5,133,947
144A, 5.875%, 2/15/28	3,327,000	3,267,181
144A, 3.50%, 3/15/29	5,622,000	4,901,288
144A, 4.875%, 2/15/30	3,903,000	3,644,426
B&G Foods, Inc.
5.25%, 4/1/25	3,753,000	3,552,740
5.25%, 9/15/27 (a)	2,076,000	1,862,037
Lamb Weston Holdings, Inc.
144A, 4.875%, 5/15/28 (a)	2,137,000	2,114,017
144A, 4.125%, 1/31/30	3,891,000	3,609,681
144A, 4.375%, 1/31/32	2,730,000	2,524,813
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	4,179,000	4,115,354
144A, 4.25%, 8/1/29	4,153,000	3,698,018
Pilgrim’s Pride Corp.
144A, 5.875%, 9/30/27	3,405,000	3,490,023
144A, 4.25%, 4/15/31	4,053,000	3,780,638
144A, 3.50%, 3/1/32	3,606,000	3,165,004
Post Holdings, Inc.
144A, 5.75%, 3/1/27	2,094,000	2,139,065
144A, 5.625%, 1/15/28	3,768,000	3,737,385
144A, 5.50%, 12/15/29	5,186,000	4,944,799
144A, 4.625%, 4/15/30	6,646,000	5,987,614
144A, 4.50%, 9/15/31	7,390,000	6,493,963
Sigma Holdco BV,
144A, 7.875%, 5/15/26 (a)	1,971,000	1,353,259
US Foods, Inc.
144A, 6.25%, 4/15/25	4,142,000	4,266,136
144A, 4.75%, 2/15/29	3,548,000	3,334,765
144A, 4.625%, 6/1/30	1,950,000	1,794,351

(Cost $96,878,305)		88,434,166

Healthcare-Products - 1.0%
Avantor Funding, Inc.
144A, 4.625%, 7/15/28	6,277,000	6,118,820
144A, 3.875%, 11/1/29	3,264,000	3,023,933
Hologic, Inc.
144A, 4.625%, 2/1/28	1,602,000	1,595,968
144A, 3.25%, 2/15/29	3,806,000	3,491,244
Mozart Debt Merger Sub, Inc.
144A, 3.875%, 4/1/29	18,338,000	16,601,391
144A, 5.25%, 10/1/29 (a)	10,268,000	9,093,752
Teleflex, Inc.
4.625%, 11/15/27	1,851,000	1,845,012
144A, 4.25%, 6/1/28	2,251,000	2,167,759

(Cost $47,928,977)		43,937,879

Healthcare-Services - 6.7%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	2,003,000	1,982,569
144A, 3.125%, 2/15/29	2,203,000	1,982,193
144A, 3.50%, 4/1/30	2,604,000	2,346,041
Centene Corp.
4.25%, 12/15/27	10,205,000	10,176,299
2.45%, 7/15/28	9,370,000	8,426,675
4.625%, 12/15/29	14,477,000	14,292,853
3.375%, 2/15/30	7,946,000	7,314,690
3.00%, 10/15/30	9,014,000	8,049,142
2.50%, 3/1/31	8,863,000	7,534,443
2.625%, 8/1/31	5,208,000	4,460,652
Charles River Laboratories International, Inc.
144A, 4.25%, 5/1/28	2,074,000	1,990,905
144A, 3.75%, 3/15/29	2,074,000	1,926,035
144A, 4.00%, 3/15/31	2,129,000	1,958,606

CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	9,230,000	9,250,537
144A, 5.625%, 3/15/27	7,469,000	6,978,137
144A, 8.00%, 12/15/27	2,804,000	2,807,967
144A, 6.875%, 4/1/28	3,024,000	2,077,911
144A, 6.00%, 1/15/29	3,463,000	3,165,993
144A, 6.875%, 4/15/29	6,998,000	5,506,761
144A, 6.125%, 4/1/30	5,977,000	4,207,817
144A, 5.25%, 5/15/30	6,258,000	5,370,678
144A, 4.75%, 2/15/31	4,529,000	3,658,390
DaVita, Inc.
144A, 4.625%, 6/1/30	11,017,000	9,594,174
144A, 3.75%, 2/15/31	6,169,000	5,045,378
Encompass Health Corp.
4.50%, 2/1/28	3,178,000	2,958,519
4.75%, 2/1/30	3,205,000	2,936,277
4.625%, 4/1/31	1,616,000	1,435,234
Envision Healthcare Corp.,
144A, 8.75%, 10/15/26	4,101,000	1,237,497
HCA, Inc.
5.375%, 2/1/25	10,574,000	10,939,438
5.875%, 2/15/26	5,913,000	6,195,701
5.375%, 9/1/26	4,242,000	4,422,412
5.625%, 9/1/28	6,113,000	6,412,965
5.875%, 2/1/29	4,092,000	4,324,242
3.50%, 9/1/30	11,051,000	10,115,422
IQVIA, Inc.
144A, 5.00%, 10/15/26	3,935,000	3,959,263
144A, 5.00%, 5/15/27	4,794,000	4,788,080
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	2,308,000	2,357,149
144A, 4.375%, 2/15/27	2,365,000	2,209,903
LifePoint Health, Inc.,
144A, 5.375%, 1/15/29	2,071,000	1,743,492
ModivCare, Inc.,
144A, 5.875%, 11/15/25 (a)	2,191,000	2,169,857
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	2,962,000	2,861,218
144A, 3.875%, 11/15/30	3,007,000	2,779,972
144A, 3.875%, 5/15/32	2,957,000	2,697,804
Radiology Partners, Inc.,
144A, 9.25%, 2/1/28	2,850,000	2,340,511
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,
144A, 9.75%, 12/1/26	5,838,000	5,949,710
Select Medical Corp.,
144A, 6.25%, 8/15/26 (a)	4,979,000	4,972,951
Tenet Healthcare Corp.
6.75%, 6/15/23	7,498,000	7,655,075
4.625%, 7/15/24	3,332,000	3,333,348
144A, 4.625%, 9/1/24	2,465,000	2,464,273
144A, 4.875%, 1/1/26	8,572,000	8,578,601
144A, 6.25%, 2/1/27	6,092,000	6,112,926
144A, 5.125%, 11/1/27	6,259,000	6,227,705
144A, 4.625%, 6/15/28	2,604,000	2,509,774
144A, 6.125%, 10/1/28	10,015,000	9,735,031
144A, 4.25%, 6/1/29	5,609,000	5,252,548
144A, 4.375%, 1/15/30	5,809,000	5,410,793

(Cost $307,620,598)		277,192,537

Household Products/Wares - 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30	2,003,000	1,777,793
144A, 4.125%, 4/30/31	1,602,000	1,423,057
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26	1,839,000	1,667,771
144A, 7.00%, 12/31/27	2,100,000	1,689,313
Spectrum Brands, Inc.
5.75%, 7/15/25	2,086,000	2,090,652
144A, 3.875%, 3/15/31	2,001,000	1,715,937

(Cost $11,781,083)		10,364,523

Pharmaceuticals - 3.7%
AdaptHealth LLC
144A, 4.625%, 8/1/29	2,003,000	1,718,807
144A, 5.125%, 3/1/30 (a)	2,404,000	2,077,837
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26 (a)	6,100,000	5,122,780
144A, 8.50%, 1/31/27 (a)	7,028,000	5,595,342
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	6,916,000	6,540,703
144A, 9.00%, 12/15/25	6,124,000	5,185,497
144A, 6.125%, 2/1/27 (a)	4,242,000	3,877,188
144A, 5.75%, 8/15/27	2,071,000	1,833,456
144A, 7.00%, 1/15/28	2,940,000	2,013,444
144A, 5.00%, 1/30/28	5,115,000	3,270,045
144A, 4.875%, 6/1/28	6,556,000	5,626,523
144A, 5.00%, 2/15/29	4,000,000	2,409,200
144A, 6.25%, 2/15/29	6,144,000	3,866,880
144A, 7.25%, 5/30/29	3,016,000	2,001,161
144A, 5.25%, 1/30/30	5,172,000	3,034,955
144A, 5.25%, 2/15/31	4,147,000	2,438,726
Cheplapharm Arzneimittel GmbH,
144A, 5.50%, 1/15/28	2,101,000	1,902,035
Elanco Animal Health, Inc.,
6.40%, 8/28/28	2,947,000	3,043,662
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A, 9.50%, 7/31/27	3,808,000	932,960
144A, 6.00%, 6/30/28	5,369,000	375,830
Endo Luxembourg Finance Co I Sarl / Endo US, Inc.,
144A, 6.125%, 4/1/29	5,355,000	4,080,751
HLF Financing Sarl LLC / Herbalife International, Inc.,
144A, 4.875%, 6/1/29	2,365,000	1,704,952
Jazz Securities DAC,
144A, 4.375%, 1/15/29	6,121,000	5,910,193
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	8,579,000	8,249,245

144A, 5.125%, 4/30/31	8,235,000	7,903,953
Owens & Minor, Inc.
144A, 4.50%, 3/31/29 (a)	2,001,000	1,812,806
144A, 6.625%, 4/1/30	2,622,000	2,597,432
Par Pharmaceutical, Inc.,
144A, 7.50%, 4/1/27	8,046,000	6,310,076
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	2,902,000	2,886,585
4.375%, 3/15/26	3,042,000	2,984,499
3.90%, 6/15/30	2,927,000	2,707,812
Prestige Brands, Inc.
144A, 5.125%, 1/15/28	1,602,000	1,541,549
144A, 3.75%, 4/1/31	2,404,000	2,037,162
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	5,435,000	5,401,955
6.00%, 4/15/24 (a)	5,089,000	5,171,111
7.125%, 1/31/25 (a)	4,046,000	4,160,785
3.15%, 10/1/26 (a)	14,285,000	12,693,365
4.75%, 5/9/27	4,133,000	3,859,189
6.75%, 3/1/28 (a)	5,123,000	5,225,204
5.125%, 5/9/29 (a)	4,088,000	3,753,929

(Cost $188,291,522)		153,859,584

Energy - 11.4%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	2,778,000	2,632,072
144A, 4.75%, 1/15/30	2,893,000	2,748,494

(Cost $6,050,871)		5,380,566

Oil & Gas - 5.9%
Antero Resources Corp.
144A, 7.625%, 2/1/29	2,362,000	2,546,531
144A, 5.375%, 3/1/30	2,372,000	2,411,174
Apache Corp.,
4.25%, 1/15/30	2,246,000	2,173,825
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	2,388,000	2,397,253
144A, 5.875%, 6/30/29	1,639,000	1,572,342
Callon Petroleum Co.
6.125%, 10/1/24	1,810,000	1,806,018
144A, 8.00%, 8/1/28 (a)	2,597,000	2,680,208
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A, 11.00%, 4/15/25	2,076,000	2,097,383
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	2,251,000	2,290,110
144A, 5.875%, 2/1/29	2,003,000	2,058,083
144A, 6.75%, 4/15/29	3,806,000	4,016,148
Citgo Holding, Inc.,
144A, 9.25%, 8/1/24	5,401,000	5,379,828
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	4,528,000	4,549,508
144A, 6.375%, 6/15/26	2,845,000	2,808,171
CNX Resources Corp.
144A, 7.25%, 3/14/27	2,747,000	2,878,307
144A, 6.00%, 1/15/29	2,101,000	2,091,545
Colgate Energy Partners III LLC,
144A, 5.875%, 7/1/29	2,810,000	2,711,650
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	5,109,000	5,110,533
144A, 5.875%, 1/15/30	3,963,000	3,788,747
CrownRock LP / CrownRock Finance, Inc.
144A, 5.625%, 10/15/25	5,005,000	5,050,145
144A, 5.00%, 5/1/29	1,577,000	1,557,237
CVR Energy, Inc.
144A, 5.25%, 2/15/25 (a)	2,140,000	2,102,079
144A, 5.75%, 2/15/28	1,750,000	1,665,738
Endeavor Energy Resources LP / EER Finance, Inc.
144A, 6.625%, 7/15/25	2,768,000	2,868,077
144A, 5.75%, 1/30/28	3,847,000	3,928,037
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	2,498,000	2,522,306
144A, 5.75%, 2/1/29	2,347,000	2,303,827
144A, 6.00%, 4/15/30	1,991,000	1,939,901
144A, 6.00%, 2/1/31	2,522,000	2,467,147
144A, 6.25%, 4/15/32	2,123,000	2,073,470
Laredo Petroleum, Inc.
9.50%, 1/15/25	2,403,000	2,495,299
144A, 7.75%, 7/31/29 (a)	1,594,000	1,573,007
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	2,088,481	2,102,234
144A, REGS, 6.125%, 6/30/25	2,662,509	2,663,318
144A, REGS, 6.50%, 6/30/27	2,339,379	2,336,277
144A, REGS, 6.75%, 6/30/30	2,143,668	2,129,539
Matador Resources Co.,
5.875%, 9/15/26	4,248,000	4,295,663
MEG Energy Corp.
144A, 7.125%, 2/1/27	4,850,000	5,081,927
144A, 5.875%, 2/1/29	2,365,000	2,352,418
Moss Creek Resources Holdings, Inc.
144A, 7.50%, 1/15/26	2,783,000	2,517,544
144A, 10.50%, 5/15/27	2,024,000	1,969,625
Murphy Oil Corp.
5.75%, 8/15/25	2,131,000	2,167,627
5.875%, 12/1/27 (a)	2,176,000	2,207,487
6.375%, 7/15/28	2,203,000	2,264,684
Nabors Industries Ltd.,
144A, 7.25%, 1/15/26	2,189,000	2,105,577
Nabors Industries, Inc.
5.75%, 2/1/25	2,599,000	2,512,128
144A, 7.375%, 5/15/27	3,004,000	3,035,377
Occidental Petroleum Corp.
6.95%, 7/1/24	2,296,000	2,438,846
2.90%, 8/15/24	2,623,000	2,564,323
8.00%, 7/15/25	1,971,000	2,152,756

5.875%, 9/1/25 (a)	3,484,000	3,646,285
5.50%, 12/1/25	3,126,000	3,242,881
5.55%, 3/15/26	4,226,000	4,406,873
8.50%, 7/15/27	2,194,000	2,549,900
6.375%, 9/1/28	2,222,000	2,405,859
3.50%, 8/15/29	284,000	274,078
8.875%, 7/15/30	4,074,000	5,093,396
6.625%, 9/1/30	6,052,000	6,792,160
6.125%, 1/1/31	5,123,000	5,577,666
7.50%, 5/1/31	3,341,000	4,010,202
7.875%, 9/15/31	1,961,000	2,378,928
Parkland Corp.
144A, 5.875%, 7/15/27	2,323,000	2,280,234
144A, 4.50%, 10/1/29	3,078,000	2,766,476
144A, 4.625%, 5/1/30	3,237,000	2,924,953
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25 (a)	4,722,000	4,928,682
7.25%, 6/15/25 (a)	3,349,000	3,251,427
6.00%, 2/15/28	3,114,000	2,757,322
Puma International Financing SA
144A, 5.125%, 10/6/24 (a)	2,439,000	2,324,928
144A, 5.00%, 1/24/26	3,048,000	2,784,318
Range Resources Corp.
4.875%, 5/15/25	3,005,000	3,065,025
8.25%, 1/15/29	2,404,000	2,608,220
144A, 4.75%, 2/15/30 (a)	2,038,000	1,997,851
SM Energy Co.
144A, 10.00%, 1/15/25	1,711,000	1,847,367
6.75%, 9/15/26 (a)	1,743,000	1,766,382
6.625%, 1/15/27 (a)	1,567,000	1,577,835
6.50%, 7/15/28 (a)	1,624,000	1,615,880
Southwestern Energy Co.
7.75%, 10/1/27 (a)	1,594,000	1,684,858
5.375%, 2/1/29	2,787,000	2,810,132
5.375%, 3/15/30	5,278,000	5,369,309
4.75%, 2/1/32	4,630,000	4,515,697
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,504,000	2,559,839
4.50%, 5/15/29	3,227,000	2,998,060
144A, 4.50%, 4/30/30	3,255,000	2,971,343
Transocean, Inc.
144A, 7.25%, 11/1/25	1,560,000	1,310,400
144A, 7.50%, 1/15/26	2,310,000	1,905,750
144A, 11.50%, 1/30/27	2,754,000	2,752,926
144A, 8.00%, 2/1/27	2,627,000	2,049,848

(Cost $253,827,343)		244,614,274

Oil & Gas Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	1,851,000	1,838,811
144A, 6.25%, 4/1/28	3,375,000	3,296,548
CGG SA,
144A, 8.75%, 4/1/27 (a)	2,003,000	1,920,627
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	2,816,000	2,751,542
6.875%, 9/1/27	3,198,000	3,062,756
Weatherford International Ltd.
144A, 6.50%, 9/15/28	2,203,000	2,171,233
144A, 8.625%, 4/30/30	6,460,000	6,100,359

(Cost $22,553,772)		21,141,876

Pipelines - 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	2,116,000	2,243,034
144A, 5.75%, 3/1/27	3,051,000	3,066,194
144A, 5.75%, 1/15/28	2,501,000	2,507,102
144A, 5.375%, 6/15/29	2,985,000	3,004,940
Buckeye Partners LP
4.15%, 7/1/23	1,924,000	1,937,228
144A, 4.125%, 3/1/25	2,224,000	2,192,006
3.95%, 12/1/26	2,465,000	2,367,139
4.125%, 12/1/27	1,539,000	1,435,218
144A, 4.50%, 3/1/28	1,924,000	1,795,512
Cheniere Energy Partners LP
4.50%, 10/1/29	6,159,000	6,037,483
4.00%, 3/1/31	6,154,000	5,731,313
144A, 3.25%, 1/31/32	4,807,000	4,209,250
Cheniere Energy, Inc.,
4.625%, 10/15/28	8,339,000	8,112,283
CQP Holdco LP / BIP-V Chinook Holdco LLC,
144A, 5.50%, 6/15/31	5,636,000	5,345,394
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	1,846,000	1,834,389
144A, 5.625%, 5/1/27	2,284,000	2,208,034
144A, 6.00%, 2/1/29	2,938,000	2,777,952
144A, 8.00%, 4/1/29	1,842,000	1,891,448
DCP Midstream Operating LP
5.375%, 7/15/25	3,198,000	3,280,620
5.625%, 7/15/27	2,305,000	2,386,989
5.125%, 5/15/29	2,308,000	2,313,574
3.25%, 2/15/32	1,539,000	1,324,902
DT Midstream, Inc.
144A, 4.125%, 6/15/29	4,407,000	4,126,935
144A, 4.375%, 6/15/31	4,006,000	3,749,366
EnLink Midstream LLC,
5.375%, 6/1/29	1,996,000	1,937,298
EnLink Midstream Partners LP
4.40%, 4/1/24	1,932,000	1,934,048
4.15%, 6/1/25	3,119,000	3,127,827
4.85%, 7/15/26	1,933,000	1,948,077
EQM Midstream Partners LP
4.75%, 7/15/23	2,342,000	2,384,390
4.00%, 8/1/24	2,351,000	2,362,755

144A, 6.00%, 7/1/25	2,657,000	2,690,000
4.125%, 12/1/26	2,072,000	1,946,727
144A, 6.50%, 7/1/27	3,796,000	3,800,745
5.50%, 7/15/28	3,294,000	3,124,211
144A, 4.50%, 1/15/29	3,383,000	3,005,948
144A, 4.75%, 1/15/31	4,476,000	3,891,569
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	2,170,000	2,101,450
8.00%, 1/15/27	4,093,000	4,044,273
7.75%, 2/1/28	2,951,000	2,848,600
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	3,185,000	3,255,818
144A, 5.125%, 6/15/28	2,203,000	2,174,945
144A, 4.25%, 2/15/30	3,005,000	2,761,911
144A, 5.50%, 10/15/30	1,602,000	1,577,449
ITT Holdings LLC,
144A, 6.50%, 8/1/29	4,994,000	4,287,848
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	5,506,000	5,430,017
144A, 6.50%, 9/30/26	5,858,000	5,703,027
NGL Energy Operating LLC / NGL Energy Finance Corp.,
144A, 7.50%, 2/1/26	8,367,000	7,858,328
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23 (a)	1,989,000	1,836,662
NuStar Logistics LP
5.75%, 10/1/25	2,404,000	2,434,603
6.00%, 6/1/26	2,003,000	2,024,202
5.625%, 4/28/27	2,186,000	2,197,433
6.375%, 10/1/30	2,490,000	2,441,047
Rockies Express Pipeline LLC
144A, 3.60%, 5/15/25	1,577,000	1,527,585
144A, 4.95%, 7/15/29	2,326,000	2,207,234
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	2,488,000	2,567,317
144A, 6.00%, 3/1/27	1,710,000	1,671,072
144A, 5.50%, 1/15/28	3,349,000	3,115,575
144A, 6.00%, 12/31/30	2,957,000	2,669,949
144A, 6.00%, 9/1/31	1,962,000	1,733,737
Venture Global Calcasieu Pass LLC
144A, 3.875%, 8/15/29	5,008,000	4,754,996
144A, 4.125%, 8/15/31	5,269,000	4,954,019
144A, 3.875%, 11/1/33	5,008,000	4,573,556
Western Midstream Operating LP
3.60%, 2/1/25	3,113,000	3,048,016
4.65%, 7/1/26	1,948,000	1,947,542
4.50%, 3/1/28	1,587,000	1,562,822
4.75%, 8/15/28	1,583,000	1,571,135
4.55%, 2/1/30	4,931,000	4,727,547

(Cost $218,289,916)		203,641,615

Financial - 10.0%
Banks - 1.0%
Commerzbank AG,
144A, 8.125%, 9/19/23	3,942,000	4,134,313
Deutsche Bank AG
5.882%, 7/8/31 (b)	1,907,000	1,853,239
3.729%, 1/14/32 (b)	5,113,000	4,251,337
3.742%, 1/7/33 (b)	5,177,000	4,231,908
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	1,688,000	1,607,754
144A, 8.25%, 4/15/25	2,123,000	1,976,018
144A, 7.625%, 5/1/26	2,249,000	1,997,742
144A, 6.625%, 1/15/27	2,557,000	2,199,787
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	8,205,000	8,164,582
144A, 5.71%, 1/15/26	6,009,000	6,052,395
144A, 4.198%, 6/1/32	3,057,000	2,509,025

(Cost $43,276,503)		38,978,100

Diversified Financial Services - 3.3%
Ally Financial, Inc.,
5.75%, 11/20/25 (a)	4,139,000	4,266,148
Coinbase Global, Inc.
144A, 3.375%, 10/1/28 (a)	3,986,000	2,941,648
144A, 3.625%, 10/1/31	4,136,000	2,810,743
Curo Group Holdings Corp.,
144A, 7.50%, 8/1/28	4,103,000	2,981,794
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
144A, 5.00%, 8/15/28	4,006,000	3,619,741
LD Holdings Group LLC
144A, 6.50%, 11/1/25	2,098,000	1,755,701
144A, 6.125%, 4/1/28	2,426,000	1,950,213
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	1,528,000	1,493,261
144A, 4.00%, 3/15/29	3,737,000	3,468,744
144A, 4.375%, 5/15/31	1,749,000	1,576,330
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	3,942,000	3,366,181
144A, 5.625%, 1/15/30	1,688,000	1,319,754
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	2,414,000	2,345,986
144A, 5.50%, 8/15/28	3,555,000	3,348,739
144A, 5.125%, 12/15/30	2,601,000	2,328,595
144A, 5.75%, 11/15/31	2,488,000	2,287,467
Navient Corp.
MTN, 6.125%, 3/25/24	3,955,000	3,953,725
5.875%, 10/25/24	1,991,000	2,001,483
6.75%, 6/25/25	1,987,000	2,002,509
6.75%, 6/15/26	1,963,000	1,933,094
5.00%, 3/15/27	2,605,000	2,402,240
4.875%, 3/15/28 (a)	2,057,000	1,810,633
5.50%, 3/15/29	3,155,000	2,761,019
NFP Corp.
144A, 4.875%, 8/15/28	2,345,000	2,181,297
144A, 6.875%, 8/15/28	8,390,000	7,305,592

OneMain Finance Corp.
6.125%, 3/15/24	5,145,000	5,275,066
6.875%, 3/15/25	5,026,000	5,114,131
8.875%, 6/1/25	2,249,000	2,348,811
7.125%, 3/15/26	6,414,000	6,579,160
3.50%, 1/15/27	3,199,000	2,854,708
6.625%, 1/15/28	3,382,000	3,392,163
3.875%, 9/15/28	2,358,000	2,047,947
5.375%, 11/15/29	2,957,000	2,783,468
4.00%, 9/15/30 (a)	3,601,000	3,065,261
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	2,547,000	2,479,046
144A, 4.25%, 2/15/29	2,603,000	2,153,449
144A, 5.75%, 9/15/31	2,087,000	1,814,302
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	4,475,000	4,009,130
144A, 3.625%, 3/1/29	3,027,000	2,628,760
144A, 3.875%, 3/1/31	5,203,000	4,385,323
144A, 4.00%, 10/15/33	3,445,000	2,830,240
SLM Corp.
4.20%, 10/29/25	2,076,000	2,050,050
3.125%, 11/2/26	1,951,000	1,801,846
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	3,256,000	3,082,537
144A, 5.75%, 6/15/27	1,855,000	1,679,331
144A, 5.50%, 4/15/29 (a)	3,047,000	2,682,274
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	2,101,000	1,980,192
144A, 6.375%, 2/1/30	4,041,000	3,441,720

(Cost $156,066,252)		138,691,552

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	3,859,000	3,750,003
144A, 10.125%, 8/1/26	1,676,000	1,711,768
144A, 4.25%, 2/15/29	2,693,000	2,387,817
144A, 6.00%, 8/1/29	1,924,000	1,683,500
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer,
144A, 5.875%, 11/1/29	1,876,000	1,646,613
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	3,085,000	2,929,786
144A, 6.75%, 10/15/27	5,365,000	5,187,714
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	2,003,000	1,979,194
144A, 5.625%, 1/15/29	2,203,000	1,933,331
HUB International Ltd.
144A, 7.00%, 5/1/26	6,663,000	6,659,535
144A, 5.625%, 12/1/29	2,191,000	2,047,150
Radian Group, Inc.
4.50%, 10/1/24	1,731,000	1,710,714
6.625%, 3/15/25	2,020,000	2,077,833
4.875%, 3/15/27	2,031,000	1,976,234

(Cost $40,342,530)		37,681,192

Real Estate - 0.6%
Howard Hughes Corp.
144A, 5.375%, 8/1/28	3,448,000	3,367,610
144A, 4.125%, 2/1/29	2,379,000	2,185,224
144A, 4.375%, 2/1/31	2,529,000	2,250,759
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,270,000	2,041,706
4.75%, 2/1/30	2,727,000	2,436,888
5.00%, 3/1/31	2,270,000	2,019,040
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	1,656,000	1,647,944
144A, 5.75%, 1/15/29	3,724,000	3,318,437
144A, 5.25%, 4/15/30	4,003,000	3,488,815
WeWork Cos. LLC / WW Co.-Obligor, Inc.,
144A, 5.00%, 7/10/25	2,203,000	1,667,341
WeWork Cos., Inc.,
144A, 7.875%, 5/1/25	2,680,000	2,243,468

(Cost $29,596,794)		26,667,232

Real Estate Investment Trusts - 3.6%
Apollo Commercial Real Estate Finance, Inc.,
144A, 4.625%, 6/15/29	2,056,000	1,743,344
Blackstone Mortgage Trust, Inc.,
144A, 3.75%, 1/15/27	1,525,000	1,395,375
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26 (a)	3,850,000	3,766,205
144A, 4.50%, 4/1/27	3,077,000	2,860,404
Diversified Healthcare Trust
9.75%, 6/15/25	3,946,000	4,147,858
4.75%, 2/15/28	2,078,000	1,742,122
4.375%, 3/1/31	2,003,000	1,575,390
HAT Holdings I LLC / HAT Holdings II LLC
144A, 6.00%, 4/15/25	1,900,000	1,929,611
144A, 3.375%, 6/15/26	3,968,000	3,671,590
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	4,201,000	4,145,022
144A, 5.25%, 3/15/28	3,644,000	3,535,819
144A, 5.00%, 7/15/28	1,954,000	1,904,955
144A, 4.875%, 9/15/29	3,857,000	3,605,871
144A, 5.25%, 7/15/30	5,309,000	5,098,233
144A, 4.50%, 2/15/31	4,624,000	4,154,375
144A, 5.625%, 7/15/32	2,312,000	2,213,289
iStar, Inc.
4.75%, 10/1/24	2,954,000	2,946,616
4.25%, 8/1/25	2,096,000	2,072,556

5.50%, 2/15/26	1,563,000	1,573,269
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A, 4.25%, 2/1/27	2,461,000	2,225,146
144A, 4.75%, 6/15/29	2,699,000	2,434,660
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	1,905,000	1,911,442
5.00%, 10/15/27	5,976,000	5,924,523
4.625%, 8/1/29	3,634,000	3,467,018
3.50%, 3/15/31	5,308,000	4,649,476
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	2,445,000	2,539,483
144A, 5.875%, 10/1/28	3,152,000	3,119,172
144A, 4.875%, 5/15/29	2,957,000	2,813,171
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	3,009,500	2,911,059
144A, 4.50%, 2/15/29	2,322,000	2,176,318
RLJ Lodging Trust LP
144A, 3.75%, 7/1/26	1,946,000	1,876,868
144A, 4.00%, 9/15/29	1,992,000	1,807,790
SBA Communications Corp.
3.875%, 2/15/27	6,382,000	6,257,040
3.125%, 2/1/29	5,838,000	5,234,059
Service Properties Trust
4.50%, 6/15/23	2,003,000	1,946,786
4.35%, 10/1/24	3,255,000	2,959,495
7.50%, 9/15/25	3,109,000	3,082,729
4.75%, 10/1/26	1,980,000	1,658,250
4.95%, 2/15/27 (a)	1,481,000	1,233,769
5.50%, 12/15/27	2,155,000	1,918,972
3.95%, 1/15/28	1,523,000	1,179,349
4.95%, 10/1/29	1,703,000	1,321,211
4.375%, 2/15/30	1,665,000	1,238,918
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	1,603,000	1,548,009
4.75%, 3/15/25	2,322,000	2,301,183
144A, 3.625%, 7/15/26	1,552,000	1,447,279
144A, 4.375%, 1/15/27	2,071,000	1,954,908
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.875%, 2/15/25	9,090,000	9,343,202
144A, 6.00%, 1/15/30	2,810,000	2,248,102
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	2,360,000	2,112,908
144A, 6.50%, 2/15/29	4,560,000	3,861,157
XHR LP
144A, 6.375%, 8/15/25	1,906,000	1,933,380
144A, 4.875%, 6/1/29	2,106,000	1,978,966

(Cost $161,229,889)		148,697,702

Venture Capital - 0.6%
Compass Group Diversified Holdings LLC,
144A, 5.25%, 4/15/29	4,006,000	3,621,364
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	4,465,000	4,458,749
6.375%, 12/15/25	2,814,000	2,821,307
6.25%, 5/15/26	5,006,000	5,044,578
5.25%, 5/15/27	6,039,000	5,846,567
4.375%, 2/1/29	3,046,000	2,770,154

(Cost $26,111,203)		24,562,719

Industrial - 8.4%
Aerospace/Defense - 2.5%
Bombardier, Inc.
144A, 7.50%, 12/1/24	3,261,000	3,168,877
144A, 7.50%, 3/15/25	5,336,000	5,246,809
144A, 7.125%, 6/15/26	5,028,000	4,593,581
144A, 7.875%, 4/15/27	7,790,000	7,146,390
144A, 6.00%, 2/15/28	3,192,000	2,665,320
Howmet Aerospace, Inc.
5.125%, 10/1/24	5,108,000	5,286,908
6.875%, 5/1/25	2,222,000	2,381,012
3.00%, 1/15/29	2,792,000	2,533,600
Rolls-Royce PLC
144A, 3.625%, 10/14/25	4,133,000	3,905,685
144A, 5.75%, 10/15/27	3,874,000	3,859,376
Spirit AeroSystems, Inc.
144A, 5.50%, 1/15/25	2,023,000	2,010,811
144A, 7.50%, 4/15/25	4,827,000	4,847,539
4.60%, 6/15/28 (a)	2,793,000	2,316,612
TransDigm, Inc.
144A, 8.00%, 12/15/25	4,737,000	4,938,465
144A, 6.25%, 3/15/26	17,496,000	17,912,405
6.375%, 6/15/26	3,888,000	3,877,502
7.50%, 3/15/27	2,116,000	2,157,199
5.50%, 11/15/27	10,805,000	10,358,699
4.625%, 1/15/29	4,885,000	4,392,665
4.875%, 5/1/29	3,198,000	2,876,841
Triumph Group, Inc.
144A, 8.875%, 6/1/24	2,556,000	2,651,070
144A, 6.25%, 9/15/24	2,050,000	1,964,125
7.75%, 8/15/25	2,064,000	1,782,450

(Cost $109,391,342)		102,873,941

Building Materials - 1.0%
Builders FirstSource, Inc.
144A, 6.75%, 6/1/27	2,300,000	2,356,626
144A, 5.00%, 3/1/30	2,232,000	2,098,465
144A, 4.25%, 2/1/32	5,291,000	4,715,075

Griffon Corp., 5.75%, 3/1/28	4,090,000	3,954,069
JELD-WEN, Inc.
144A, 4.625%, 12/15/25	1,776,000	1,641,797
144A, 4.875%, 12/15/27 (a)	1,551,000	1,416,420
SRM Escrow Issuer LLC,
144A, 6.00%, 11/1/28	4,547,000	4,253,036
Standard Industries, Inc.
144A, 5.00%, 2/15/27	3,655,000	3,561,066
144A, 4.75%, 1/15/28	4,006,000	3,800,773
144A, 4.375%, 7/15/30	6,516,000	5,842,213
144A, 3.375%, 1/15/31	4,432,000	3,744,575
Summit Materials LLC / Summit Materials Finance Corp.,
144A, 5.25%, 1/15/29	2,804,000	2,650,144

(Cost $44,520,087)		40,034,259

Electrical Components & Equipment - 0.4%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	2,365,000	2,091,890
144A, 4.375%, 3/31/29 (a)	3,404,000	2,884,890
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	6,314,000	6,578,052
144A, 7.25%, 6/15/28	5,273,000	5,543,399

(Cost $18,355,214)		17,098,231

Electronics - 0.6%
II-VI, Inc.,
144A, 5.00%, 12/15/29	3,903,000	3,686,384
Imola Merger Corp.,
144A, 4.75%, 5/15/29	8,035,000	7,577,326
Sensata Technologies BV
144A, 4.875%, 10/15/23	2,059,000	2,068,802
144A, 5.625%, 11/1/24	1,461,000	1,488,858
144A, 5.00%, 10/1/25	2,757,000	2,787,244
144A, 4.00%, 4/15/29	4,108,000	3,959,270
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	1,862,000	1,772,792
144A, 3.75%, 2/15/31	3,128,000	2,803,856

(Cost $28,141,921)		26,144,532

Engineering & Construction - 0.2%
Brand Industrial Services, Inc.,
144A, 8.50%, 7/15/25	4,006,000	3,291,930
Fluor Corp.,
4.25%, 9/15/28 (a)	2,472,000	2,357,794
Promontoria Holding 264 BV,
144A, 7.875%, 3/1/27	1,581,000	1,481,447

(Cost $8,086,445)		7,131,171

Environmental Control - 0.8%
Covanta Holding Corp.
144A, 4.875%, 12/1/29	2,982,000	2,599,693
5.00%, 9/1/30	1,730,000	1,504,538
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	2,023,000	1,987,729
144A, 3.75%, 8/1/25	3,034,000	2,954,752
144A, 5.125%, 12/15/26	2,023,000	2,018,418
144A, 4.00%, 8/1/28 (a)	3,082,000	2,776,689
144A, 3.50%, 9/1/28	3,263,000	2,986,069
144A, 4.75%, 6/15/29	3,036,000	2,773,196
144A, 4.375%, 8/15/29	2,165,000	1,937,675
Madison IAQ LLC
144A, 4.125%, 6/30/28 (a)	2,867,000	2,637,884
144A, 5.875%, 6/30/29	4,200,000	3,293,640
Stericycle, Inc.
144A, 5.375%, 7/15/24	2,427,000	2,432,497
144A, 3.875%, 1/15/29	1,998,000	1,819,109

(Cost $35,102,380)		31,721,889

Machinery-Diversified - 0.2%
TK Elevator Holdco GmbH,
144A, 7.625%, 7/15/28	1,651,000	1,551,261
TK Elevator US Newco, Inc.,
144A, 5.25%, 7/15/27	6,150,000	6,028,922

(Cost $8,161,638)		7,580,183

Miscellaneous Manufacturing - 0.1%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24	2,069,000	1,917,735
144A, 12.25%, 11/15/26	3,171,000	3,115,508
Hillenbrand, Inc.,
5.75%, 6/15/25	1,481,000	1,495,410

(Cost $7,177,080)		6,528,653

Packaging & Containers - 2.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 3.25%, 9/1/28	2,196,000	1,959,710
144A, 4.00%, 9/1/29	4,158,000	3,592,075
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	2,812,000	2,796,492
144A, 4.125%, 8/15/26	4,916,000	4,593,904
144A, 5.25%, 8/15/27 (a)	4,046,000	3,395,788
144A, 5.25%, 8/15/27	3,430,000	2,878,782
Ball Corp.
4.00%, 11/15/23	4,046,000	4,061,172
5.25%, 7/1/25	3,898,000	3,980,930
4.875%, 3/15/26	3,106,000	3,144,747
2.875%, 8/15/30	5,277,000	4,569,995
3.125%, 9/15/31	3,561,000	3,099,708
Berry Global, Inc.,
144A, 5.625%, 7/15/27	2,141,000	2,116,336
Clydesdale Acquisition Holdings, Inc.
144A, 6.625%, 4/15/29	2,313,000	2,288,332
144A, 8.75%, 4/15/30	4,426,000	3,947,992
Crown Americas LLC,
144A, 5.25%, 4/1/30	2,051,000	2,049,718
Graphic Packaging International LLC
144A, 3.50%, 3/15/28	1,803,000	1,679,413
144A, 3.75%, 2/1/30	1,602,000	1,429,375
LABL, Inc.
144A, 6.75%, 7/15/26	2,968,000	2,870,397

144A, 10.50%, 7/15/27	2,792,000	2,658,305
144A, 5.875%, 11/1/28	1,974,000	1,821,587
144A, 8.25%, 11/1/29	1,867,000	1,553,111
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	6,247,000	6,191,058
144A, 7.25%, 4/15/25	5,322,000	5,153,027
OI European Group BV,
144A, 4.75%, 2/15/30	1,574,000	1,386,143
Owens-Brockway Glass Container, Inc.
144A, 5.875%, 8/15/23	2,154,000	2,188,281
144A, 6.625%, 5/13/27 (a)	2,512,000	2,481,693
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,
144A, 4.00%, 10/15/27	4,156,000	3,769,284
Sealed Air Corp.
144A, 5.125%, 12/1/24	1,675,000	1,687,169
144A, 5.50%, 9/15/25 (a)	1,577,000	1,619,295
144A, 4.00%, 12/1/27	1,675,000	1,577,406
144A, 5.00%, 4/15/29	1,654,000	1,631,754
Silgan Holdings, Inc.,
4.125%, 2/1/28	2,435,000	2,330,965
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	4,590,000	4,567,050
144A, 8.50%, 8/15/27	2,693,000	2,653,613

(Cost $105,474,836)		97,724,607

Transportation - 0.1%
Seaspan Corp.,
144A, 5.50%, 8/1/29 (a)
(Cost $3,049,136)	3,055,000	2,738,074

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	3,359,000	3,289,317
144A, 9.75%, 8/1/27	2,001,000	2,036,699
144A, 5.50%, 5/1/28	3,805,000	3,277,722

(Cost $9,561,904)		8,603,738

Technology - 4.1%
Computers - 1.3%
Booz Allen Hamilton, Inc.
144A, 3.875%, 9/1/28	2,742,000	2,571,570
144A, 4.00%, 7/1/29	2,151,000	2,027,471
Condor Merger Sub, Inc.,
144A, 7.375%, 2/15/30	8,242,000	7,197,491
Diebold Nixdorf, Inc.
8.50%, 4/15/24	1,577,000	854,553
144A, 9.375%, 7/15/25 (a)	2,835,000	2,122,476
Exela Intermediate LLC / Exela Finance, Inc.,
144A, 11.50%, 7/15/26	4,816,000	1,685,600
NCR Corp.
144A, 5.75%, 9/1/27	1,851,000	1,796,274
144A, 5.00%, 10/1/28	2,524,000	2,385,293
144A, 5.125%, 4/15/29	5,256,000	4,998,062
144A, 6.125%, 9/1/29	1,949,000	1,856,285
144A, 5.25%, 10/1/30	1,814,000	1,677,574
Presidio Holdings, Inc.
144A, 4.875%, 2/1/27	2,103,000	2,058,701
144A, 8.25%, 2/1/28	2,206,000	2,168,752
Seagate HDD Cayman
4.75%, 6/1/23	2,094,000	2,128,478
4.875%, 3/1/24	2,076,000	2,138,498
4.75%, 1/1/25	1,920,000	1,982,362
4.875%, 6/1/27	2,023,000	2,054,650
4.091%, 6/1/29	2,101,000	1,985,256
3.125%, 7/15/29	2,001,000	1,755,627
4.125%, 1/15/31	2,003,000	1,851,834
3.375%, 7/15/31	2,003,000	1,724,072
Vericast Corp.,
144A, 11.00%, 9/15/26	5,103,301	5,096,922

(Cost $60,910,626)		54,117,801

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.,
144A, 6.875%, 3/15/27	1,636,000	1,449,897
Xerox Holdings Corp.
144A, 5.00%, 8/15/25	3,338,000	3,279,685
144A, 5.50%, 8/15/28 (a)	3,034,000	2,784,094

(Cost $8,282,002)		7,513,676

Semiconductors - 0.2%
ams-OSRAM AG,
144A, 7.00%, 7/31/25	1,816,000	1,813,648
Entegris, Inc.
144A, 4.375%, 4/15/28	1,684,000	1,574,650
144A, 3.625%, 5/1/29	1,553,000	1,378,146
ON Semiconductor Corp.,
144A, 3.875%, 9/1/28	3,042,000	2,888,105

(Cost $7,986,798)		7,654,549

Software - 2.4%
Black Knight InfoServ LLC,
144A, 3.625%, 9/1/28	4,106,000	3,899,304
Boxer Parent Co., Inc.,
144A, 7.125%, 10/2/25	2,487,000	2,428,929
CDK Global, Inc.
5.00%, 10/15/24	1,997,000	2,061,044
4.875%, 6/1/27	2,394,000	2,389,519
144A, 5.25%, 5/15/29	2,004,000	2,006,595
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.,
144A, 5.75%, 3/1/25	5,308,000	5,284,831
Clarivate Science Holdings Corp.
144A, 3.875%, 7/1/28	3,711,000	3,371,199
144A, 4.875%, 7/1/29	3,812,000	3,405,183
Fair Isaac Corp.
144A, 5.25%, 5/15/26	1,506,000	1,507,529
144A, 4.00%, 6/15/28	3,606,000	3,393,733
MicroStrategy, Inc.,
144A, 6.125%, 6/15/28 (a)	1,971,000	1,678,967
Minerva Merger Sub, Inc.,
144A, 6.50%, 2/15/30	9,534,000	8,835,825

MSCI, Inc.
144A, 4.00%, 11/15/29	3,853,000	3,664,858
144A, 3.625%, 9/1/30	3,585,000	3,290,205
144A, 3.875%, 2/15/31	4,306,000	4,022,235
144A, 3.625%, 11/1/31	2,792,000	2,533,112
144A, 3.25%, 8/15/33	2,632,000	2,295,920
Open Text Corp.
144A, 3.875%, 2/15/28	3,509,000	3,301,425
144A, 3.875%, 12/1/29	3,347,000	3,050,486
Open Text Holdings, Inc.
144A, 4.125%, 2/15/30	3,756,000	3,496,836
144A, 4.125%, 12/1/31	2,743,000	2,476,466
PTC, Inc.
144A, 3.625%, 2/15/25	2,031,000	2,022,602
144A, 4.00%, 2/15/28	1,971,000	1,885,379
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	2,244,000	1,921,224
144A, 5.375%, 12/1/28	2,203,000	1,745,877
ROBLOX Corp.,
144A, 3.875%, 5/1/30 (a)	3,942,000	3,504,280
SS&C Technologies, Inc., 144A,
5.50%, 9/30/27	8,089,000	8,173,490
Twilio, Inc.
3.625%, 3/15/29	2,103,000	1,929,502
3.875%, 3/15/31	2,001,000	1,806,773
Veritas US, Inc. / Veritas Bermuda Ltd.,
144A, 7.50%, 9/1/25	7,111,000	6,240,258
Ziff Davis, Inc., 144A,
4.625%, 10/15/30	2,422,000	2,132,849

(Cost $108,675,930)		99,756,435

Utilities - 2.4%
Electric - 2.1%
Calpine Corp.
144A, 5.25%, 6/1/26	1,824,000	1,800,771
144A, 4.50%, 2/15/28	5,057,000	4,840,636
144A, 5.125%, 3/15/28 (a)	5,184,000	4,847,844
144A, 4.625%, 2/1/29	2,479,000	2,199,245
144A, 5.00%, 2/1/31	3,935,000	3,509,548
144A, 3.75%, 3/1/31	3,660,000	3,204,769
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	3,390,000	3,241,772
144A, 3.75%, 2/15/31	3,689,000	3,255,542
DPL, Inc., 4.125%, 7/1/25	1,632,000	1,591,273
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	5,804,000	5,804,667
2.65%, 3/1/30	2,588,000	2,278,216
Series B, 2.25%, 9/1/30	1,854,000	1,557,045
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	2,902,000	2,915,204
144A, 3.875%, 10/15/26	1,941,000	1,871,036
144A, 4.50%, 9/15/27	2,036,000	1,980,000
NRG Energy, Inc.
5.75%, 1/15/28	3,141,000	3,153,046
144A, 3.375%, 2/15/29	2,151,000	1,919,768
144A, 5.25%, 6/15/29	3,024,000	2,956,913
144A, 3.625%, 2/15/31	4,321,000	3,798,570
144A, 3.875%, 2/15/32	4,429,000	3,897,520
PG&E Corp.
5.00%, 7/1/28 (a)	3,896,000	3,686,512
5.25%, 7/1/30	4,295,000	3,970,169
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	4,078,000	4,071,924
144A, 5.625%, 2/15/27	5,213,000	5,222,436
144A, 5.00%, 7/31/27	5,413,000	5,302,412
144A, 4.375%, 5/1/29	5,028,000	4,706,962

(Cost $95,591,866)		87,583,800

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	2,699,000	2,745,787
5.50%, 5/20/25	2,592,000	2,572,418
5.875%, 8/20/26	3,037,000	3,095,979
5.75%, 5/20/27	1,944,000	1,914,276

(Cost $11,089,917)		10,328,460

TOTAL CORPORATE BONDS
(Cost $4,508,824,898)		4,088,422,526

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
(Cost $140,662,383)	140,662,383	140,662,383

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
(Cost $18,436,077)	18,436,077	18,436,077

TOTAL INVESTMENTS - 102.2%
(Cost $4,667,923,358)		$4,247,520,986
Other assets and liabilities, net - (2.2%)		(90,445,831)

NET ASSETS - 100.0%		$4,157,075,155

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG, 5.882%, 7/8/31 (b)
—	2,928,374	(759,383)	(48,978)	(266,774)	40,937	—	1,907,000	1,853,239
Deutsche Bank AG, 3.729%, 1/14/32 (b)
7,207,371	2,918,806	(4,685,173)	(134,118)	(1,055,549)	173,327	—	5,113,000	4,251,337
Deutsche Bank AG, 3.742%, 1/7/33 (b)
—	7,686,022	(2,626,431)	(132,553)	(695,130)	65,224	—	5,177,000	4,231,908
SECURITIES LENDING COLLATERAL — 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (c)(d)
219,083,931	—	(78,421,548) (e)	—	—	135,052	—	140,662,383	140,662,383
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.72% (c)
168,443,173	677,321,979	(827,329,075)	—	—	23,800	—	18,436,077	18,436,077

394,734,475	690,855,181	(913,821,610)	(315,649)	(2,017,453)	438,340	—	171,295,460	169,434,944

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $178,816,411, which is 4.3% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $45,285,297.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$4,088,422,526	$—	$4,088,422,526
Short-Term Investments (a)	159,098,460	—	—	159,098,460

TOTAL	$159,098,460	$4,088,422,526	$—	$4,247,520,986

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYLB-PH3

R-089711-1 (5/24) DBX005195 (5/24)